GLENBROOK LIFE AND ANNUITY COMPANY
                          Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062



                                   May 1, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Glenbrook   Life   Multi-Manager   Variable   Account   ("Registrant")
          Post-Effective Amendment No. 4 to Form N-4 Registration Statement Files Nos. 333-55306 and 811-07541 CIK No. 0001007285 Rule 497 Filing

Commissioners:

On behalf of Glenbrook Life and Annuity Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 11, 2003.

Please direct any question or comment to me at the number above.

Sincerely,




/s/HUGH D. BOHLENDER
---------------------
Hugh D. Bohlender